Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.13208%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,240,883.03

Principal:
Principal Collections	$13,870,502.19
Prepayments in Full	$5,969,310.49
Liquidation Proceeds	$70,359.80
Recoveries	$103,846.68
Sub Total	$20,014,019.16
Collections	$21,254,902.19

Purchase Amounts:
Purchase Amounts Related to Principal	$83,576.59
Purchase Amounts Related to Interest	$431.74
Sub Total	$84,008.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,338,910.52

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,338,910.52
Servicing Fee	$269,142.61	$269,142.61	$0.00	$0.00	$21,069,767.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,069,767.91
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,069,767.91
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,069,767.91
Interest - Class A-3 Notes	$561,459.25	$561,459.25	$0.00	$0.00	$20,508,308.66
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$20,177,058.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,177,058.66
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$19,980,316.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,980,316.66
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$19,838,734.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,838,734.99
Regular Principal Payment	$17,945,853.64	$17,945,853.64	$0.00	$0.00	$1,892,881.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,892,881.35
Residual Released to Depositor	$0.00	$1,892,881.35	$0.00	$0.00	$0.00
Total		$21,338,910.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,945,853.64
Total					$17,945,853.64

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,945,853.64	$38.98	$561,459.25	$1.22	$18,507,312.89	$40.20
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$17,945,853.64	$13.64	$1,231,032.92	$0.94	$19,176,886.56	$14.58

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$127,846,508.60	0.2777219	$109,900,654.96	0.2387380
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$268,626,508.60	0.2041576	$250,680,654.96	0.1905187

Pool Information
Weighted Average APR	4.413%	4.450%
Weighted Average Remaining Term	29.31	28.65
Number of Receivables Outstanding	19,021	18,184
Pool Balance	$322,971,136.02	$302,777,437.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$295,839,492.51	$277,590,733.40
Pool Factor	0.2195170	0.2057917

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$25,186,704.35
Targeted Overcollateralization Amount	$52,096,782.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,096,782.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$199,949.20
(Recoveries)		88	$103,846.68
Net Loss for Current Collection Period			$96,102.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3571%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6411%
Second Prior Collection Period			0.9320%
Prior Collection Period			0.4875%
Current Collection Period			0.3686%
Four Month Average (Current and Prior Three Collection Periods)			0.6073%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,359	$12,527,807.76
(Cumulative Recoveries)			$2,400,721.45
Cumulative Net Loss for All Collection Periods			$10,127,086.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6883%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,310.64
Average Net Loss for Receivables that have experienced a Realized Loss			$4,292.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.92%	215	$5,799,154.59
61-90 Days Delinquent	0.34%	36	$1,014,457.68
91-120 Days Delinquent	0.06%	6	$172,077.82
Over 120 Days Delinquent	0.32%	34	$970,830.31
Total Delinquent Receivables	2.63%	291	$7,956,520.40

Repossession Inventory:
Repossessed in the Current Collection Period		15	$448,526.49
Total Repossessed Inventory		24	$694,274.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4287%
Prior Collection Period			0.4206%
Current Collection Period			0.4179%
Three Month Average			0.4224%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7125%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$1,672,480.57
2 Months Extended	88	$2,407,549.62
3+ Months Extended	27	$647,109.31

Total Receivables Extended	183	$4,727,139.50
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer